Loans and advances to customers - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Allowance for expected credit losses	£ (452,408)	£ (449,745)
Allowance for expected credit losses
Disclosure of financial assets [line items]
Allowance for expected credit losses	3,324	3,717	£ 4,518
Residual value and voluntary terminations | Allowance for expected credit losses
Disclosure of financial assets [line items]
Allowance for expected credit losses	£ 185	£ 187